Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2017
Disclosure of Contingent Liabilities and Commitments [Abstract]
Disclosure of commitments and contingent liabilities [text block]
40.	Contingent Liabilities and Commitments

The significant commitments and contingencies of the Company as of December 31, 2017, in addition to those disclosed in other notes to the consolidated financial statements, were as follows:

(a)	Outstanding letters of credit

As at December 31, 2017, the Company had the following outstanding letters of credit for the purpose of purchasing machinery and equipment and materials:

Currency	December 31, 2017
(in thousands)
USD	15,029
JPY	2,761,778

The letters of credit are irrevocable and will expire upon the Company’s payment of the related obligations.

(b)	Technology licensing agreements

Starting 1998, AUO has entered into technical collaboration, patent licensing, and/or patent cross licensing agreements with Fujitsu Display Technologies Corp. (subsequently assumed by Fujitsu Limited), Toppan Printing Co., Ltd. (“Toppan Printing”), Semiconductor Energy Laboratory Co., Ltd., Japan Display Inc. (formerly Japan Display East Inc./Hitachi Displays, Ltd.), Panasonic Liquid Crystal Display Co., Ltd. (formerly IPS Alpha Technology, Ltd.), LG Display Co., Ltd., Sharp Corporation, Samsung Electronics Co., Ltd., Hydis Technologies Co., Ltd., Seiko Epson Corporation and others. AUO believes that it is in compliance with the terms and conditions of the aforementioned agreements.

(c)	Purchase commitments

In April 2011, AUO signed a long-term materials supply agreement with Korean OCI Company Ltd. (“OCI”), under which, AUO and OCI agreed on the supply of certain polysilicon. Purchase prices were determined and adjusted through negotiation on each order basis between both parties. AUO paid proportionate prepayments in three installments to OCI in 2011. In May 2015 and December 2016, the supply agreement was amended and the amended effective term is from April 15, 2011 to December 31, 2020.

Starting from 2006, DPTW has entered into a long-term materials supply agreement with Evonik Forhouse Optical Polymers Corp. (“EFOP”), under which, DPTW and EFOP agreed on the supply of certain optical-grade molding compounds at negotiated prices and quantities.

As at December 31, 2017, significant outstanding purchase commitments for construction in progress, property, plant and equipment totaled $25,561,337 thousand.

(d)	Litigation

(1)	Investigation for alleged violation of antitrust and competition laws

Since December 2006, AUO and certain of its subsidiaries, along with various competitors in the TFT-LCD industry, were under investigation for alleged violation of antitrust and competition laws of certain jurisdictions. Set forth below is a list of the material antitrust proceedings against AUO and certain of its subsidiaries.

United States

In 2012, the Northern California Court rendered judgment against AUO and AUUS regarding the alleged violations of Section 1 of the Sherman Act and imposed a fine of US$500 million against AUO. Such fine was fully paid by AUO by September 2015. The Northern California Court also placed AUO and AUUS on probation as well as assigned a monitor and required AUO to adopt an effective antitrust compliance program. The probationary period and monitorship ended in December 2016.

(2)	Antitrust civil actions lawsuits in the United States and other jurisdictions

There were over 100 civil lawsuits filed against AUO, AUUS and various manufacturers in the TFT-LCD industry in the United States and Canada alleging, among other things, antitrust violations. As of March 23, 2018, AUO and AUUS have reached settlement agreements with the relevant plaintiffs.

In addition to the above cases in the United States and Canada, a lawsuit was filed by certain consumers in Israel against certain LCD manufacturers including AUO in the District Court of the Central District in Israel (“Israeli Court”). The defendants contested various issues including whether the lawsuit was properly served. In December 2016, the Israeli Court overturned the original decision and revoked the permission for this case to serve out of Israeli jurisdiction. The plaintiffs lodged an appeal to the Israeli Supreme Court but the Israeli Supreme Court overruled the appeal in August 2017. In January 2018, the parties reached a settlement agreement and agreed to commence the required proceedings for withdrawing the lawsuit.

(3)	Others

In July and August of 2014, SunPower Technology, Ltd. (“SPTL”), AUO and AUSG submitted certain disputes for arbitration in the International Court of Arbitration of the International Chamber of Commerce in San Francisco, U.S. in connection with the joint venture agreement among the parties. The arbitration was amicably settled by the parties in September 2016. AUSG sold all of its shares in the joint venture company AUSP to SPTL at the price of US$170,100 thousand. Please see note 12(b) for further details. The shares purchase price shall be paid by SPTL in accordance with the agreement and guaranteed by SunPower Corporation, SPTL’s parent company. The parties have reached amicable agreements regarding the relevant issues, including terminations of the joint venture agreement and relevant agreements and agreed to terminate the arbitration.

At the end of February 2017, one of AUO’s subsidiaries in the PRC, AUSZ received an administrative complaint filed by Shenzhen China Star Optoelectronics Technology Co., Ltd. (“CSOT”) alleging that AUSZ infringes two PRC patents, and the complaint requests that AUSZ cease the alleged infringing act. Based on the Company’s preliminary assessment, it believes that its subsidiary does not infringe the two PRC patents as alleged, and further that the two PRC patents appear to be invalid. In response to such administrative complaint, AUSZ has filed a request to invalidate the two PRC patents accordingly. In April 2017, CSOT filed civil lawsuits in the Intermediate People’s Court of Shenzhen Municipality against the subsidiary claiming infringement of the same two PRC patents. In June 2017, CSOT filed civil lawsuits in the No.1 Intermediate People’s Court of Chongqing Municipality against the subsidiary claiming infringement of three PRC patents (including one of the above mentioned PRC patents). CSOT requested that AUSZ ceases the alleged infringing act and claimed approximate RMB49.91 million for economic loss for each of the said respective four PRC patents and compensation for reasonable fees and litigation expenses such as notarization fees and attorney fees incurred by CSOT. On September 24, 2017, the relevant parties reached a settlement agreement and agreed to withdraw relevant legal proceedings.

In addition to the matters described above, the Company is also a party to other litigations or proceedings that arise during the ordinary course of business. Except as mentioned above, the Company, to its knowledge, is not involved as a defendant in any material litigation or proceeding which could be expected to have a material adverse effect on the Company’s business or results of operations.

The Company has made certain provisions with respect to certain of the above lawsuits as the management deems appropriate, considering factors such as the nature of the litigation or claims, the materiality of the amount of possible loss, the progress of the cases and the opinions or views of legal counsel and other advisors. However, for certain cases described above where the legal proceedings and/or lawsuits are in their early stage or where management does not have sufficient information for assessment of the financial exposure, management is unable to determine if the final outcome of the cases will be unfavorable to the Company and/or to estimate the potential losses. The ultimate resolution of the legal proceedings and/or lawsuits cannot be predicted with certainty. While management intends to defend certain of the lawsuits described above vigorously, there is a possibility that one or more legal proceedings or lawsuits may result in an unfavorable outcome to the Company.

Management will reassess all litigation and claims at each reporting date based on the facts and circumstances that exist at that time, and will make additional provisions or adjustments to previous provisions, as considered necessary under IFRS. Such additional provisions or adjustments may have a material adverse effect on the Company’s business, results of operations and future prospects. See note 20 for further information about legal provisions and the movements in those legal provisions.

(e)	Others

There have been environmental proceedings relating to the development project of the Central Taiwan Science Park in Houli, Taichung, which AUO’s second 8.5-generation fab is located at and which has been established since 2010. The proceedings were initiated by six residents in Houli District, Taichung City (the “Plaintiffs”) to object the administrative dispositions of the environmental assessment and development approval issued in 2010 by the Environmental Protection Administration (“EPA”) of the Executive Yuan of Taiwan to the third phrase development area in the Central Taiwan Science Park (the “Project”). On August 8, 2014, the Plaintiffs reached a settlement with the defendants (i.e. the governmental authorities, including the EPA of the Executive Yuan of Taiwan, the Ministry of Science and Technology (former National Science Council of the ROC Executive Yuan) and the Central Taiwan Science Park Development Office) in the Taipei High Administrative Court. The second phase environmental impact assessment for the Project continues to proceed. On December 14, 2017, the EPA of the Executive Yuan of Taiwan held the third review meeting of the investigation group. The review meeting reached the conclusion of suggesting approval for the Project. The Central Taiwan Science Park Bureau is now reviewing the comments and conclusion of the review meeting and will reply to the Environmental Impact Assessment Committee of the EPA for further discussion. After approval, the Project will be submitted to the Environmental Impact Assessment General Meeting for review. Currently management does not believe that this event will have a material adverse effect on the Company’s operation and will continue to monitor the development of this event.